Commitments and Contingencies - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Committed investment amount		¥ 6,000
Subsequent Event
Subsequent Event [Line Items]
Committed investment amount paid	¥ 6,000